CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating costs	$ 18,108,000	$ 19,059,000
Loss from operations	(6,852,000)	(10,353,000)
Other income:
Loss Before Income Tax Expense	(6,542,000)	(12,667,000)
Provision for income taxes	(10,000)	(11,000)
Net Loss	$ (6,552,000)	$ (12,678,000)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	3,716,526	3,716,526
Basic and diluted net income per share (in dollars per share)	$ (2.27)	$ (3.84)
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp.
Operating costs	$ 5,020,847	$ 932,834
Loss from operations	(5,020,847)	(932,834)
Other income:
Interest earned on marketable securities held in Trust Account	1,818,650	5,531,557
Loss Before Income Tax Expense	(3,202,197)	4,598,723
Provision for income taxes	(340,490)	(1,120,521)
Net Loss	$ (3,542,687)	$ 3,478,202
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Class A redeemable common stock
Other income:
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	30,557,322	30,479,514
Basic and diluted net income per share (in dollars per share)	$ 0.04	$ 0.14
CarLotz, Inc. (f/k/a Acamar Partners Acquisition Corp. | Class B redeemable common stock
Other income:
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted	7,639,330	7,601,435
Basic and diluted net income per share (in dollars per share)	$ (0.63)	$ (0.10)